CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 275	¥ 337
TOTAL NON-CURRENT ASSETS | ¥		275	337
CURRENT ASSETS
Prepayments | ¥		39	39
Other receivables | ¥		636	10,494
Cash and cash equivalents | ¥		6,793	18,878
TOTAL CURRENT ASSETS | ¥		7,468	29,411
TOTAL ASSETS | ¥		7,743	29,748
CURRENT LIABILITIES
Trade payables | ¥		100	215
Other payables and accrued liabilities | ¥		1,639	2,926
Taxes payable | ¥		16,788	16,792
Due to related companies | ¥		4,041	13,747
Due to the Shareholder | ¥		6,973	11,573
TOTAL CURRENT LIABILITIES AND TOTAL LIABILITIES | ¥		29,541	45,253
EQUITY / (DEFICIENCY IN ASSETS)
Issued capital | ¥		312,081	312,081
Other capital reserves | ¥		692,518	692,518
Accumulated losses | ¥		(1,022,639)	(1,016,463)
Other comprehensive income | ¥		(3,758)	(3,641)
DEFICIENCY IN ASSETS | ¥		(21,798)	(15,505)
TOTAL LIABILITIES AND EQUITY | ¥		¥ 7,743	¥ 29,748
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 40
TOTAL NON-CURRENT ASSETS | $	40
CURRENT ASSETS
Prepayments | $	6
Other receivables | $	92
Cash and cash equivalents | $	988
TOTAL CURRENT ASSETS | $	1,086
TOTAL ASSETS | $	1,126
CURRENT LIABILITIES
Trade payables | $	15
Other payables and accrued liabilities | $	238
Taxes payable | $	2,441
Due to related companies | $	587
Due to the Shareholder | $	1,014
TOTAL CURRENT LIABILITIES AND TOTAL LIABILITIES | $	4,295
EQUITY / (DEFICIENCY IN ASSETS)
Issued capital | $	45,371
Other capital reserves | $	100,679
Accumulated losses | $	(148,673)
Other comprehensive income | $	(546)
DEFICIENCY IN ASSETS | $	(3,169)
TOTAL LIABILITIES AND EQUITY | $	$ 1,126